Quarterly Financial Information - Trust (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenues									$ 368,847,000	$ 329,626,000	$ 301,707,000
Colonial Properties Trust
Quarterly Financial Information
Impairment, legal contingencies and other losses									22,762,000	5,736,000	1,308,000
Revenues	97,106,000	93,145,000	90,524,000	88,072,000	86,708,000	83,939,000	81,462,000	77,517,000	368,847,000	329,626,000	301,707,000
(Loss) income from continuing operations	(21,031,000)	(7,926,000)	12,201,000	(9,155,000)	4,784,000	(12,537,000)	(9,580,000)	(14,128,000)
Income from discontinued operations	25,238,000	1,476,000	4,176,000	3,181,000	3,124,000	24,924,000	3,143,000	2,517,000	(34,070,000)	(33,708,000)	(7,099,000)
Net income (loss) attributable to parent company					7,908,000	12,387,000	(6,437,000)	(11,611,000)	8,160,000	2,247,000	(40,537,000)
Distributions on preferred shares									0	0	(5,649,000)
Preferred unit repurchase gains					2,500,000	0	0	0	0	2,500,000	3,000,000
Preferred share/unit issuance costs write-off					(1,319,000)	0	0	0	0	(1,319,000)	(4,868,000)
Net income (loss) available to common shareholders	4,207,000	(6,450,000)	16,377,000	(5,974,000)	9,089,000	12,387,000	(6,437,000)	(11,611,000)	8,160,000	3,428,000	(48,054,000)
Net (loss) income per share:
Basic	$ 0.05	$ (0.08)	$ 0.19	$ (0.07)	$ 0.10	$ 0.14	$ (0.08)	$ (0.15)	$ 0.09	$ 0.04	$ (0.67)
Diluted	$ 0.05	$ (0.08)	$ 0.19	$ (0.07)	$ 0.10	$ 0.14	$ (0.08)	$ (0.15)	$ 0.09	$ 0.04	$ (0.67)
Weighted average common shares outstanding:
Basic	87,454	87,325	87,201	87,012	86,769	86,573	83,588	79,512	87,251	84,142	71,919
Diluted	87,454	87,325	87,490	87,012	87,010	86,573	83,588	79,512	87,251	84,142	71,919
DRA/CLP JV
Quarterly Financial Information
Gain (loss) from sales of property			21,900,000
Colonial Pinnacle at Turkey Creek
Quarterly Financial Information
Equity method investment, ownership percentage	50.00%								50.00%
Gain (loss) from sales of property					18,800,000
Multifamily
Quarterly Financial Information
Number of properties acquired	3		1	1	1	3	1	3	5	8
Number of development projects completed									2
Operating property dispositions	4					6
Commercial
Quarterly Financial Information
Operating property dispositions	1
Commercial | DRA/CLP JV
Quarterly Financial Information
Equity method investment, ownership percentage	0.00%								0.00%
Commercial | Bluerock
Quarterly Financial Information
Equity method investment, ownership percentage	0.00%								0.00%
Office | DRA/CLP JV
Quarterly Financial Information
Equity method investment, ownership percentage			15.00%
Office | Bluerock
Quarterly Financial Information
Equity method investment, ownership percentage		10.00%
Gain (loss) from sales of property									7,400,000
Legal Reserve
Quarterly Financial Information
Loss contingency, loss in period	17,600,000
Structural and Infrastructure Costs
Quarterly Financial Information
Loss contingency, loss in period											1,300,000
Non-cash impairment | Commercial
Quarterly Financial Information
Impairment, legal contingencies and other losses									3,300,000
Colonial Promenade Alabaster | Structural and Infrastructure Costs
Quarterly Financial Information
Loss contingency, loss in period	4,200,000								4,200,000
Colonial Grand at Research Park | Multifamily
Quarterly Financial Information
Gain (loss) from sales of property									2,800,000
UCO Litigation
Quarterly Financial Information
Impairment, legal contingencies and other losses									8,200,000
UCO Litigation | Non-cash impairment
Quarterly Financial Information
Impairment, legal contingencies and other losses									$ 3,300,000